Commitments and contingencies (Narrative) (Details)	1 Months Ended		12 Months Ended
	Oct. 31, 2013 USD ($)	Jul. 31, 2011 USD ($) claim	Dec. 31, 2020 USD ($) aircraft	Dec. 31, 2017 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2006 USD ($)	Dec. 31, 1992 aircraft engine	Jan. 01, 1990 aircraft engine
Loss Contingencies [Line Items]
Non-refundable deposits			$ 1,800,000,000
VASP Litigation
Loss Contingencies [Line Items]
Damages suffered				$ 0
VASP Litigation | VASP Litigation English Court
Loss Contingencies [Line Items]
Damages awarded						$ 40,000,000
Claim award for loss of profit plus accrued interest					$ 40,000,000
VASP Litigation | VASP Litigation Irish Court
Loss Contingencies [Line Items]
Damages awarded						$ 36,900,000
Claim award for loss of profit plus accrued interest					$ 24,000,000
VASP Litigation | Aircraft
Loss Contingencies [Line Items]
Number of capital leased assets | aircraft							13
Number of leases that company incurred obligations due to another company's default | aircraft							13
VASP Litigation | Engines
Loss Contingencies [Line Items]
Number of capital leased assets | engine							3
Number of leases that company incurred obligations due to another company's default | engine							3
Transbrasil Litigation
Loss Contingencies [Line Items]
Damages suffered	$ 0
Number of actions | claim		3
Aggregate amount due from AerCap		$ 210,000,000
Transbrasil Litigation | Statutory Penalties
Loss Contingencies [Line Items]
Number of actions | claim		1
Transbrasil Litigation | Recovery of Attorneys' Fees
Loss Contingencies [Line Items]
Number of actions | claim		1
Transbrasil Litigation | Indemnity Claim
Loss Contingencies [Line Items]
Number of actions | claim		1
Transbrasil Litigation | Aircraft
Loss Contingencies [Line Items]
Number of capital leased assets | aircraft								1
Transbrasil Litigation | Engines
Loss Contingencies [Line Items]
Number of capital leased assets | engine								2
Capital Addition Purchase Commitments
Loss Contingencies [Line Items]
Number of forward orders | aircraft			286